Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Cash flows from (used in) operating activities
Net income	$ 2,793	$ 2,824
Adjustments to determine net cash flows from (used in) operating activities
Provision for (recovery of) credit losses	1,212	1,001
Depreciation	345	314
Amortization of other intangibles	187	185
Net securities loss/(gain)	920	(6)
Share of net income from investment in Schwab	(231)	(141)
Deferred taxes	(70)	(67)
Changes in operating assets and liabilities
Interest receivable and payable	(237)	164
Securities sold under repurchase agreements	(8,044)	7,275
Securities purchased under reverse repurchase agreements	(13,902)	5,254
Securities sold short	6,571	(1,786)
Trading loans, securities, and other	(23,085)	(9,430)
Loans net of securitization and sales	(17,124)	(9,413)
Deposits	18,592	(17,282)
Derivatives	825	9,241
Non-trading financial assets at fair value through profit or loss	(941)	355
Financial assets and liabilities designated at fair value through profit or loss	2,904	(12,170)
Securitization liabilities	1,149	1,769
Current taxes	(1,581)	1,568
Brokers, dealers, and clients amounts receivable and payable	(3,979)	(1,214)
Other, including unrealized foreign currency translation loss/(gain)	(16,583)	1,447
Net cash from (used in) operating activities	(50,279)	(20,112)
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures	2,112	0
Redemption or repurchase of subordinated notes and debentures	(67)	(24)
Common shares issued, net of issuance costs	22	37
Repurchase of common shares, including tax on net value of share repurchases	0	(1,723)
Preferred shares and other equity instruments issued, net of issuance costs	748	0
Redemption of preferred shares and other equity instruments	(500)	0
Sale of treasury shares and other equity instruments	4,558	3,251
Purchase of treasury shares and other equity instruments	(4,624)	(3,194)
Dividends paid on shares and distributions paid on other equity instruments	(1,792)	(1,744)
Repayment of lease liabilities	(169)	(167)
Net cash from (used in) financing activities	288	(3,564)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	39,040	21,136
Activities in financial assets at fair value through other comprehensive income
Purchases	(20,977)	(7,301)
Proceeds from maturities	8,306	3,308
Proceeds from sales	840	738
Activities in debt securities at amortized cost
Purchases	(7,133)	(3,238)
Proceeds from maturities	12,590	8,707
Proceeds from sales	17,752	498
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(497)	(471)
Net cash acquired from divestitures	0	70
Net cash from (used in) investing activities	49,921	23,447
Effect of exchange rate changes on cash and due from banks	185	(159)
Net increase (decrease) in cash and due from banks	115	(388)
Cash and due from banks at beginning of period	6,437	6,721
Cash and due from banks at end of period	6,552	6,333
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	1,321	582
Amount of interest paid during the period	15,478	15,178
Amount of interest received during the period	22,584	22,282
Amount of dividends received during the period	$ 626	$ 676